UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  028-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

 /s/ Eamon Smith     New York, New York/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $161,676 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANCESTRY COM INC               COM              032803108     2274   100000 SH       SOLE                   100000
ANGIES LIST INC                COM              034754101     9088   481080 SH       SOLE                   481080
ASIA ENTN & RESOURCES LTD      SHS              G0539K108     2611   400400 SH       SOLE                   400400
AVID TECHNOLOGY INC            COM              05367P100     1385   125900 SH       SOLE                   125900
BANKRATE INC DEL               COM              06647F102     3762   152000 SH       SOLE                   152000
BAZAARVOICE INC                COM              073271108     2186   110000 SH       SOLE                   110000
BOYD GAMING CORP               COM              103304101     4116   525000 SH       SOLE                   525000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2936   200000 SH       SOLE                   200000
CAESARS ENTMT CORP             COM              127686103     2358   160000 SH       SOLE                   160000
CLEARWIRE CORP NEW             CL A             18538Q105     4331  1899500 SH       SOLE                  1899500
CONCUR TECHNOLOGIES INC        COM              206708109     3443    60000 SH       SOLE                    60000
CORNERSTONE ONDEMAND INC       COM              21925Y103     2730   125000 SH       SOLE                   125000
DEX ONE CORP                   COM              25212W100     2235  1573900 SH       SOLE                  1573900
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     2838   112984 SH       SOLE                   112984
GANNETT INC                    COM              364730101     3833   250000 SH       SOLE                   250000
GEEKNET INC                    COM NEW          36846Q203     8139   562844 SH       SOLE                   562844
GOOGLE INC                     CL A             38259P508     6412    10000 SH       SOLE                    10000
GROUPON INC                    COM CL A         399473107     6709   365000 SH       SOLE                   365000
INFORMATION SERVICES GROUP I   COM              45675Y104      386   295000 SH       SOLE                   295000
INNERWORKINGS INC              COM              45773Y105      583    50000 SH       SOLE                    50000
JIVE SOFTWARE INC              COM              47760A108     4996   183950 SH       SOLE                   183950
LAS VEGAS SANDS CORP           COM              517834107     5757   100000 SH       SOLE                   100000
LEAP WIRELESS INTL INC         COM NEW          521863308     3946   452000 SH       SOLE                   452000
LEVEL 3 COMMUNICATIONS INC     COM NEW          52729N308     3216   125000 SH       SOLE                   125000
MCCLATCHY CO                   CL A             579489105     4737  1638943 SH       SOLE                  1638943
MELCO CROWN ENTMT LTD          ADR              585464100     4092   300000 SH       SOLE                   300000
METROPCS COMMUNICATIONS INC    COM              591708102     2544   282000 SH       SOLE                   282000
MIPS TECHNOLOGIES INC          COM              604567107     1224   225000 SH       SOLE                   225000
MONSTER WORLDWIDE INC          COM              611742107     4875   500000 SH       SOLE                   500000
MOVE INC                       COM NEW          62458M207     6660   685859 SH       SOLE                   685859
OPENTABLE INC                  COM              68372A104     3770    93154 SH       SOLE                    93154
REACHLOCAL INC                 COM              75525F104     2000   280516 SH       SOLE                   280516
RENREN INC                     SPONSORED ADR    759892102     3194   578701 SH       SOLE                   578701
SBA COMMUNICATIONS CORP        COM              78388J106     3811    75000 SH       SOLE                    75000
SHUTTERFLY INC                 COM              82568P304     3133   100000 SH       SOLE                   100000
SOHU COM INC                   COM              83408W103     3310    60000 SH       SOLE                    60000
TELEPHONE & DATA SYS INC       COM NEW          879433829     1721    74350 SH       SOLE                    74350
TIVO INC                       COM              888706108     3597   300000 SH       SOLE                   300000
TUDOU HLDGS LTD                SPONSORED ADS    89903T107     5806   196600 SH       SOLE                   196600
TW TELECOM INC                 COM              87311L104     2783   125585 SH       SOLE                   125585
UNITED STATES CELLULAR CORP    COM              911684108     2538    62000 SH       SOLE                    62000
VANCEINFO TECHNOLOGIES INC     ADR              921564100     3099   257419 SH       SOLE                   257419
VONAGE HLDGS CORP              COM              92886T201     5181  2344309 SH       SOLE                  2344309
YOUKU INC                      SPONSORED ADR    98742U100     3331   151500 SH       SOLE                   151500
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